MILLING REVENUE AND OTHER INCOME (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 customer	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($) customer
MILLING REVENUE AND OTHER INCOME
Number of major customer	10	1		1
Concentration risk	100.00%			100.00%
Other income related to royalty on gravel pit, space rental, and materials disposal			$ 801,367	$ 1,968,941